10. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)
	2020	2019
Beginning balance	$3,472	3,192
New loans	4,189	5,716
Repayments	(5,809)	(5,436)
Ending balance	$1,852	3,472